UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 100.4%

	Consumer Staples – 2.6%

	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt Series 2011B:
$2,060	5.000%, 3/01/18	No Opt. Call	A	$2,378,270
540	4.000%, 3/01/21	No Opt. Call	A	595,674
1,075	5.250%, 3/01/25	3/22 at 100.00	A–	1,247,516
2,370	5.250%, 3/01/31	3/22 at 100.00	A–	2,679,238
6,045	Total Consumer Staples			6,900,698
	Education and Civic Organizations – 21.4%

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A3	686,486
255	4.000%, 5/01/19	No Opt. Call	A3	277,351

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refundinjg Series 2010:
550	4.000%, 9/01/19	No Opt. Call	A2	630,493
315	4.000%, 9/01/21	9/20 at 100.00	A2	357,821

3,075	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20	8/18 at 100.00	BBB	3,211,765

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	856,426

1,075	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2005-6-C, 4.750%, 5/01/18	5/14 at 100.00	Baa3	1,113,711

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2006-J-1:
320	5.000%, 5/01/13	No Opt. Call	Baa3	327,270
375	5.000%, 5/01/16	5/15 at 100.00	Baa3	402,926
1,295	5.000%, 5/01/20	5/15 at 100.00	Baa3	1,362,042

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,214,505
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,277,169
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,115,006

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,754,500

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	319,575

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.000%, 12/01/28	12/19 at 100.00	Baa2	171,908

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	397,368
380	4.500%, 12/01/17	No Opt. Call	Baa2	423,898

750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	819,120

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B:
1,500	5.000%, 10/01/18	No Opt. Call	A3	1,793,535
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,205,027
150	4.250%, 10/01/24	10/19 at 100.00	A3	165,150

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
1,000	4.125%, 10/01/18	No Opt. Call	Baa2	1,090,450
1,370	4.375%, 10/01/20	No Opt. Call	Baa2	1,519,864
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	550,565

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)
$250	5.000%, 10/01/29	10/20 at 100.00	Baa2	$273,525

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,092,560
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	737,394

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K:
310	5.000%, 5/01/13	No Opt. Call	Baa2	317,043
320	5.000%, 5/01/14	No Opt. Call	Baa2	337,014
340	5.000%, 5/01/15	No Opt. Call	Baa2	368,213
355	5.000%, 5/01/16	5/15 at 100.00	Baa2	383,457
370	5.000%, 5/01/17	5/15 at 100.00	Baa2	398,065

305	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2012-7N., 3.000%, 5/01/17	No Opt. Call	Baa2	314,242

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
400	5.000%, 10/01/18 (WI/DD, Settling 9/25/12)	No Opt. Call	Baa1	463,636
740	5.000%, 10/01/23 (WI/DD, Settling 9/25/12)	10/22 at 100.00	Baa1	859,547
490	5.000%, 10/01/24 (WI/DD, Settling 9/25/12)	10/22 at 100.00	Baa1	565,720

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Refunding Series 2007-6O, 5.000%, 10/01/16	No Opt. Call	A1	581,020

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, St. Catherine College, Series 2002-5N1, 5.250%, 10/01/22	10/12 at 100.00	Baa1	500,805

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21	4/17 at 100.00	A2	554,085
1,250	5.000%, 4/01/24	4/17 at 100.00	A2	1,387,650

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,000	4.000%, 10/01/17	No Opt. Call	A2	1,140,060
1,000	4.500%, 10/01/18	No Opt. Call	A2	1,179,520
1,875	4.500%, 10/01/19	No Opt. Call	A2	2,230,406

1,045	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series 2006-6I, 4.000%, 4/01/14	No Opt. Call	A2	1,099,340

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	332,398
385	4.300%, 10/01/20	10/18 at 100.00	A2	437,579
145	4.500%, 10/01/22	10/18 at 100.00	A2	163,608

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	Aa2	1,110,538
1,755	4.000%, 10/01/23	10/19 at 100.00	Aa2	1,963,810

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,415	4.250%, 10/01/24	10/21 at 100.00	Aa2	1,643,140
750	4.375%, 10/01/25	10/21 at 100.00	Aa2	872,430
890	4.500%, 10/01/26	10/21 at 100.00	Aa2	1,033,664

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2005A:
500	4.100%, 12/15/14	No Opt. Call	A3	526,795
880	4.200%, 12/15/15	No Opt. Call	A3	948,006
925	4.300%, 12/15/16	12/15 at 100.00	A3	996,632
1,005	5.000%, 12/15/18	12/15 at 100.00	A3	1,096,013
1,060	5.000%, 12/15/19	12/15 at 100.00	A3	1,146,199

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB–	$1,076,500

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,726,708

1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,264,382

1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,333,484
51,625	Total Education and Civic Organizations			57,499,119
	Health Care – 21.2%

735	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.250%, 2/01/15	No Opt. Call	N/R	768,097

1,340	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	1,451,582

	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Series 2005:
425	5.000%, 6/01/16	6/13 at 101.00	N/R	435,396
1,320	5.000%, 6/01/19	6/13 at 101.00	N/R	1,348,314

400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB	417,888

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
500	5.000%, 4/01/13	No Opt. Call	BBB	509,705
800	5.000%, 4/01/14	4/13 at 101.00	BBB	820,960
845	5.000%, 4/01/15	4/13 at 101.00	BBB	866,869
1,815	5.000%, 4/01/17	4/13 at 101.00	BBB	1,855,710

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,118,280
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	605,346

1,730	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 4.500%, 9/01/17	9/15 at 100.00	Baa1	1,837,762

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,090,210

4,085	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	4,914,214

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	A+	1,166,180

	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1:
540	5.000%, 2/15/16 – AGC Insured	No Opt. Call	AA–	609,503
1,000	5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA–	1,181,340

	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 1997A:
305	5.500%, 11/15/17 – NPFG Insured	11/12 at 100.00	A	306,068
10	5.750%, 11/15/26 – NPFG Insured	11/12 at 100.00	A	10,017

2,320	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 5.750%, 12/01/15	12/12 at 100.00	N/R	2,334,198

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Northfield, Minnesota, Hospital Revenue Bonds, Refunding Series 2006:
$920	5.000%, 11/01/14	No Opt. Call	BBB–	$972,937
1,080	5.500%, 11/01/17	11/16 at 100.00	BBB–	1,197,515

1,015	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	1,075,413

1,265	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	1,536,532

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2012, 4.000%, 11/15/41	5/22 at 100.00	AA	1,047,100

1,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	BBB+	1,094,660

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 – AGC Insured	5/19 at 100.00	Aa3	1,121,630

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A+	1,119,820

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.625%, 7/01/26	7/18 at 100.00	A	2,789,850

1,325	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.500%, 7/01/29	7/19 at 100.00	A	1,477,508

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006:
250	5.000%, 5/15/15	No Opt. Call	A3	270,495
1,350	5.250%, 5/15/19	11/16 at 100.00	A3	1,475,091

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A:
100	5.000%, 11/15/14 – NPFG Insured	No Opt. Call	AA–	109,013
840	5.000%, 11/15/15 – NPFG Insured	No Opt. Call	AA–	947,234
130	5.000%, 11/15/17 – NPFG Insured	No Opt. Call	AA–	154,427
1,200	5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,380,492

3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,338,790

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A–	1,128,430

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2010:
1,560	5.000%, 2/01/19	2/14 at 100.00	A–	1,612,556
500	5.000%, 2/01/20	2/14 at 100.00	A–	515,985

1,785	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.000%, 9/01/17	9/14 at 100.00	A–	1,878,034

1,840	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.150%, 11/15/20	11/15 at 100.00	BBB–	1,935,202

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
940	5.250%, 5/01/15	No Opt. Call	BB+	996,005
2,000	5.750%, 5/01/25	5/15 at 100.00	BB+	2,088,080

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB–	1,093,800

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB–	513,052
250	5.000%, 7/01/34	7/21 at 100.00	BBB–	262,640
52,090	Total Health Care			56,779,930

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 0.2%

$500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	$547,995
	Housing/Single Family – 1.2%

1,025	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	1,128,361

980	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	1,089,476

650	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	689,683

220	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	237,149
2,875	Total Housing/Single Family			3,144,669
	Long-Term Care – 4.4%

565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	604,991

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24 (WI/DD, Settling 9/20/12)	11/22 at 100.00	N/R	1,454,362
1,650	4.750%, 11/15/28 (WI/DD, Settling 9/20/12)	11/22 at 100.00	N/R	1,661,847

2,000	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.600%, 4/01/25	4/14 at 101.00	N/R	2,041,600

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A1	2,268,280

1,000	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,031,400

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	648,994
310	5.300%, 5/01/27	5/19 at 102.00	N/R	320,996
500	5.300%, 11/01/27	5/19 at 102.00	N/R	517,735
515	5.500%, 11/01/32	5/19 at 102.00	N/R	531,429

765	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project, Series 2007A, 5.000%, 11/01/17	11/14 at 101.00	N/R	786,351
11,330	Total Long-Term Care			11,867,985
	Materials – 0.8%

2,100	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	2,144,394
	Tax Obligation/General – 19.7%

610	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007A, 4.100%, 2/01/18	2/15 at 100.00	Aa1	655,689

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	577,265

1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,181,710

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	332,173
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	687,088

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	800,138

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)
$750	5.500%, 2/01/24	2/21 at 100.00	Aa3	$939,990
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	1,089,795
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,253,743
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,420,595

1,835	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	2,134,692

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 – AGM Insured	2/17 at 100.00	Aa2	376,184

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20	2/18 at 100.00	Aa2	1,365,828

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,124,980

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	520,052

	Dakota County Community Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19	7/17 at 100.00	AAA	580,788
215	4.500%, 1/01/20	7/17 at 100.00	AAA	243,832

1,160	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 – AGM Insured	2/18 at 100.00	Aa2	1,293,910

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
1,160	4.500%, 2/01/21	2/18 at 100.00	Aa2	1,320,741
465	4.500%, 2/01/22	2/18 at 100.00	Aa2	525,129
1,100	4.625%, 2/01/24	2/18 at 100.00	Aa2	1,234,420

455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	503,690

	Independent School Distirct 621, Mounds View, Minnesota, General Obligation Bonds, Crossover Refunding Series 2009A:
625	3.250%, 2/01/17	No Opt. Call	Aa2	696,444
750	4.000%, 2/01/22	2/19 at 100.00	Aa2	861,668

1,000	Independent School District 284, Wayzata, Hennepin County, Minnesota, General Obligation Bonds, Alternative Facilities Series 2012A, 3.000%, 2/01/23	2/21 at 100.00	AAA	1,071,410

2,000	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,257,600

	Mankato, Minnesota, General Obligation Bonds, Improvement Series 2009A:
765	3.500%, 2/01/18	No Opt. Call	AA	867,059
775	3.500%, 2/01/19	2/18 at 100.00	AA	868,031

1,135	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Series 2007, 4.000%, 2/01/18	2/15 at 100.00	AA+	1,219,035

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,064,630

1,690	Minnesota State, General Obligation Bonds, Refunding Series 2008C, 5.000%, 8/01/19	No Opt. Call	AA+	2,117,942

	Moorhead, Minnesota, General Obligation Bonds, Flood Mitigation Series 2012A:
625	3.000%, 2/01/23 – AMBAC Insured	2/22 at 100.00	Aa3	647,769
715	3.000%, 2/01/26 – AMBAC Insured	2/22 at 100.00	Aa3	715,107

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012C:
$600	3.000%, 2/01/20 – AMBAC Insured	No Opt. Call	Aa3	$648,126
425	3.000%, 2/01/23	2/22 at 100.00	Aa3	440,483
805	3.000%, 2/01/24 – AMBAC Insured	2/22 at 100.00	Aa3	822,927

	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012D:
535	4.000%, 2/01/21	No Opt. Call	Aa3	614,239
800	3.000%, 2/01/23 – AGM Insured	2/22 at 100.00	Aa3	846,400

1,180	Osseo Independent School District 279 Hennepin County, Minnesota, General Obligation Bonds, Series 2010A, 4.000%, 2/01/21	8/18 at 100.00	AA+	1,325,565

620	OtterTail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	697,959

1,335	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	1,425,566

1,605	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	Baa1	1,726,017

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	Baa1	1,118,870

1,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%, 7/01/18	No Opt. Call	Baa1	1,123,440

575	Puerto Rico, General Obligation Bonds, Public Improvement Series 2008A, 5.500%, 7/01/18	No Opt. Call	Baa1	645,978

520	Ramsey County, Minnesota, General Obligation Bonds, Capital Improvement, Refunding Series 2010A, 4.000%, 2/01/18	No Opt. Call	AAA	608,156

1,040	Ramsey, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2012A, 3.000%, 12/15/26	12/21 at 100.00	AA+	1,056,546

500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	569,285

1,140	Rochester, Minnesota, General Obligation Waste Water Bonds, Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,301,447

1,000	Saint Cloud, Minnesota, General Obligation Bonds, Library Sales Tax Series 2006B, 4.000%, 2/01/18 – AGM Insured	2/16 at 100.00	AA+	1,100,620

	Saint Peter, Minnesota, General Obligation Bonds, Hospital Crossover, Refunding Series 2010A:
550	3.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	590,882
515	3.150%, 9/01/19 – AGM Insured	No Opt. Call	AA–	557,889
585	3.300%, 9/01/20 – AGM Insured	9/19 at 100.00	AA–	633,573

400	Todd, Morrison, Cass and Wadena Counties United Hospital District, Minnesota, General Obligation Bonds, Lakewood Health System, Series 2004, 4.000%, 12/01/13	No Opt. Call	A2	417,472

	Wadena-Deer Creek Independent School District 2155, Wadena, Otter Tail, and Todd Counties, Minnesota, General Obligation bonds, Series 2010,:
430	4.000%, 2/01/18	2/17 at 100.00	AA+	487,470
410	4.000%, 2/01/19	2/17 at 100.00	AA+	460,291

640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	732,986

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19	2/18 at 100.00	AA+	227,850
46,800	Total Tax Obligation/General			52,729,164

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 7.3%

$1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	$2,217,930

780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	886,743

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
585	4.375%, 12/15/22	12/17 at 100.00	AA+	652,766
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,154,550

	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2006-1A:
480	4.550%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	496,795
505	4.625%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A+	534,982

2,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	2,261,780

1,000	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	965,880

1,040	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.000%, 2/01/17	2/13 at 100.00	N/R	1,054,581

570	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.300%, 2/01/21	2/14 at 100.00	N/R	573,836

1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	1,388,678

1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2004, 4.250%, 1/01/15	1/14 at 100.00	Aa2	1,041,770

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
465	4.500%, 2/01/16	No Opt. Call	BBB+	505,739
385	4.500%, 2/01/17	2/16 at 100.00	BBB+	417,571

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
180	4.500%, 12/01/19	12/17 at 100.00	AA+	204,586
290	4.500%, 12/01/20	12/17 at 100.00	AA+	325,754

2,415	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Building at Cedar Street, Series 2002, 5.000%, 12/01/19	12/12 at 100.00	AA	2,441,734

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
315	4.000%, 2/01/18	No Opt. Call	A+	349,956
325	4.000%, 2/01/19	No Opt. Call	A+	362,278
340	4.100%, 2/01/20	No Opt. Call	A+	383,656

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
290	5.000%, 10/01/20	No Opt. Call	BBB+	328,947
975	5.000%, 10/01/29	10/20 at 100.00	BBB+	1,065,324
18,035	Total Tax Obligation/Limited			19,615,836
	Transportation – 4.3%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA–	1,139,780
1,000	5.000%, 1/01/20	1/19 at 100.00	AA–	1,189,720
500	5.000%, 1/01/21	1/19 at 100.00	AA–	588,965

2,125	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2005B, 5.000%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/15 at 100.00	A	2,241,896

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A	$2,717,036

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21	8/18 at 102.00	A+	892,407
895	4.125%, 8/01/23	8/18 at 102.00	A+	984,178
935	4.250%, 8/01/24	8/18 at 102.00	A+	1,027,640
575	4.250%, 8/01/25	8/18 at 102.00	A+	627,998
10,165	Total Transportation			11,409,620
	U.S. Guaranteed – 6.3% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
730	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	771,267
495	5.000%, 2/01/19 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	522,982

	Bemidji, Minnesota, Health Care Facilities First Mortgage Revenue Bonds, North Country Health Services, Refunding Series 2006:
500	5.000%, 9/01/17 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	583,970
1,050	5.000%, 9/01/18 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	1,226,337
1,110	5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	1,296,413

	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004:
2,045	5.375%, 2/15/22 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	2,194,469
50	5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	53,564

1,260	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa2 (4)	1,282,126

345	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.500%, 11/01/13 (ETM)	No Opt. Call	N/R (4)	360,194

1,155	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006, 4.750%, 11/01/20 (Pre-refunded 11/01/15)	11/15 at 100.00	BBB+ (4)	1,290,736

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health System, Series 2002A:
2,500	6.000%, 11/15/23 (Pre-refunded 11/15/12)	11/12 at 100.00	AA+ (4)	2,529,850
1,435	5.750%, 11/15/32 (Pre-refunded 11/15/12)	11/12 at 100.00	AA+ (4)	1,451,402

2,200	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2003A, 5.000%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	A (4)	2,235,420

515	Moorhead, Minnesota, General Obligation Bonds, Improvement Refunding Series 2012C, 3.000%, 2/01/25 – AGM Insured (ETM)	2/22 at 100.00	Aa3 (4)	521,335

495	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X, 5.500%, 7/01/13 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	508,796
15,885	Total U.S. Guaranteed			16,828,861
	Utilities – 10.7%

775	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/20	1/15 at 100.00	A–	923,800

1,010	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Refunding Series 2005A, 4.200%, 10/01/15	No Opt. Call	A3	1,106,657

2,230	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22 – RAAI Insured	7/14 at 100.00	A2	2,314,205

	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
750	4.000%, 12/01/20	No Opt. Call	A1	857,160
500	5.000%, 12/01/25	12/22 at 100.00	A1	603,745

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)
$670	5.000%, 12/01/26	12/22 at 100.00	A1	$802,968

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA–	554,785

	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A:
315	3.500%, 7/01/16 – AGC Insured	No Opt. Call	AA–	342,185
275	3.500%, 7/01/17 – AGC Insured	No Opt. Call	AA–	302,979
340	3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–	381,358

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A3	474,533
1,000	5.250%, 10/01/22	10/17 at 100.00	A3	1,144,770

300	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/14	No Opt. Call	A3	325,869

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
380	5.000%, 1/01/13 – AMBAC Insured	No Opt. Call	A2	385,704
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A2	535,813
1,050	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA–	1,237,373

2,095	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA–	2,419,997

2,830	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A2	3,428,913

295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/15 at 100.00	Aa3	315,957

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	A+	2,907,555
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	3,964,250

2,020	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.250%, 1/01/14 – AMBAC Insured	No Opt. Call	A+	2,151,967

1,250	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A, 3.000%, 1/01/28 (WI/DD, Settling 10/04/12)	1/23 at 100.00	AA–	1,249,975
27,965	Total Utilities			28,732,518
	Water and Sewer – 0.3%

500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/16 – AGC Insured	No Opt. Call	AA–	557,130

275	Saint Paul, Minnesota, Sewer Revenue Bonds, Series 2012C, 3.000%, 12/01/23	6/20 at 100.00	AAA	288,010
775	Total Water and Sewer			845,140
$246,190	Total Municipal Bonds (cost $247,203,836)			269,045,929

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.1%

	Money Market Funds – 1.1%

3,030,429	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$3,030,429
	Total Short-Term Investments (cost $3,030,429)			3,030,429
	Total Investments (cost $250,234,265) – 101.5%			272,076,358
	Other Assets Less Liabilities – (1.5)%			(4,115,652)
	Net Assets – 100%			$267,960,706

10	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$269,045,929	$—	$269,045,929
Short-Term Investments:
Money Market Funds	3,030,429	—	—	3,030,429
Total	$3,030,429	$269,045,929	$—	$272,076,358

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $250,234,265.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

August 31, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$21,876,213
Depreciation	(34,120)
Net unrealized appreciation (depreciation) of investments	$21,842,093

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2012.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 98.6%

	Consumer Staples – 4.8%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$1,982,268

7,025	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt Series 2011B, 5.250%, 3/01/31	3/22 at 100.00	A–	7,941,622
8,825	Total Consumer Staples			9,923,890
	Education and Civic Organizations – 15.3%

1,500	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,600,830

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008, 5.750%, 8/01/42	No Opt. Call	BB	1,001,930

800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	922,040

1,750	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.600%, 11/01/30	11/18 at 102.00	BBB–	1,808,888

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
90	4.250%, 8/01/20	8/18 at 100.00	BBB	94,003
4,100	4.875%, 8/01/25	8/18 at 100.00	BBB	4,242,639

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,826,534
820	5.500%, 5/01/27	5/17 at 100.00	N/R	866,478
1,500	5.500%, 5/01/37	5/17 at 100.00	N/R	1,567,545

275	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.125%, 3/01/36	3/20 at 100.00	Baa1	290,950

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.300%, 12/01/40	12/19 at 100.00	Baa2	2,105,039

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7-B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,127,090

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	737,394
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,307,840

30	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Refunding Series 2006-6-K, 5.000%, 5/01/26	5/15 at 100.00	Baa2	31,152

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
325	5.000%, 10/01/25 (WI/DD, Settling 9/25/12)	10/22 at 100.00	Baa1	373,497
280	5.000%, 10/01/26 (WI/DD, Settling 9/25/12)	10/22 at 100.00	Baa1	320,410
210	5.000%, 10/01/27 (WI/DD, Settling 9/25/12)	10/22 at 100.00	Baa1	239,245

115	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A, 5.000%, 10/01/39	10/19 at 100.00	A2	128,603

80	Minnesota Higher Education Facilities Authority, Revenue Bonds, Vermillion Community College, Series 1993-3-T, 6.000%, 1/01/13	No Opt. Call	N/R	80,728

1,760	Moorhead, Minnesota, Golf Course Revneue Refunding Bonds, Series 1998B, 5.875%, 12/01/21	12/12 at 100.00	N/R	1,760,933

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42	9/21 at 100.00	BBB–	1,632,075

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,209,580

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,550	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Peace Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	$2,432,675

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,885,391
29,410	Total Education and Civic Organizations			31,593,489
	Health Care – 21.3%

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	N/R	2,573,691

2,000	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 5.000%, 4/01/31	4/14 at 100.00	BBB	2,028,160

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A–	2,792,475

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,862,604
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,061,810
135	5.250%, 5/01/37	5/17 at 100.00	Baa1	141,321

250	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	Baa1	255,973

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
65	6.000%, 11/15/18	No Opt. Call	A	74,532
3,010	6.625%, 11/15/28	11/18 at 100.00	A	3,607,416

380	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA–	454,419

2,425	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	A+	2,770,781

1,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA–	1,108,390

125	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	11/12 at 100.00	A	125,259

1,000	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	12/12 at 100.00	N/R	1,005,290

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	BBB+	1,865,104

55	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.500%, 5/01/39 – AGC Insured	5/19 at 100.00	Aa3	61,114

1,035	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A+	1,143,158

1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2008C, 5.750%, 7/01/30	7/18 at 100.00	A	1,384,904

2,270	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet Health Services, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	A	2,552,229

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36	11/16 at 100.00	A3	2,144,481

3,050	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,406,728

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A–	$2,200,142

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,396,670

2,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	A–	2,041,240

500	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.250%, 5/15/18	11/12 at 100.00	A–	501,095

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
70	6.000%, 11/15/25	11/15 at 100.00	BBB–	74,298
800	6.000%, 11/15/30	11/15 at 100.00	BBB–	845,416

900	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB+	933,912

1,800	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	1,874,808

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB–	1,343,457
500	5.000%, 7/01/34	7/21 at 100.00	BBB–	525,280
40,840	Total Health Care			44,156,157
	Housing/Multifamily – 4.3%

1,955	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Ebenezer Project, Series 2000, 5.900%, 4/20/42	10/12 at 101.00	Aaa	1,977,874

2,000	Maplewood, Minnesota, Mutifamily Housing Revenue Refunding Bonds, Carefree Cottages of Maplewood III Project, Series 2004, 4.800%, 4/15/34 (Mandatory put 4/15/19) (Alternative Minimum Tax)	4/14 at 100.00	Aaa	2,069,580

855	Minneapolis, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Vantage Flats Project, Series 2007, 5.200%, 10/20/48 (Alternative Minimum Tax)	10/15 at 100.00	Aaa	881,505

1,350	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	1,316,034

2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	No Opt. Call	Aaa	2,597,275
8,660	Total Housing/Multifamily			8,842,268
	Housing/Single Family – 3.9%

195	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	209,682

422	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	436,066

1,275	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	1,372,219

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B:
90	4.000%, 7/01/21	No Opt. Call	Aaa	100,148
10	5.000%, 1/01/31	7/21 at 100.00	Aaa	11,003

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
45	4.375%, 7/01/26	7/21 at 100.00	Aaa	50,027

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)
$735	4.700%, 1/01/31	7/21 at 100.00	Aaa	$818,026

30	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	32,579

45	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2006Q, 5.250%, 7/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	47,457

3,165	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007D, 4.700%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	AA+	3,279,288

55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%, 7/01/38 (Alternative Minimum Tax)	7/16 at 100.00	AA+	56,359

10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2008B, 5.650%, 7/01/33 (Alternative Minimum Tax)	1/18 at 100.00	AA+	10,541

1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.850%, 1/01/29	1/22 at 100.00	AA+	1,584,045
7,577	Total Housing/Single Family			8,007,440
	Industrials – 0.1%

170	Little Canada, Minnesota, Commercial Development Revenue Refunding Bonds, RLF Minnesota Project, Series 1993, 7.100%, 4/01/13	10/12 at 100.00	N/R	170,248
	Long-Term Care – 9.1%

1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/15 at 102.00	N/R	1,590,630

	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011:
500	4.750%, 11/01/31	No Opt. Call	A3	533,575
1,600	5.000%, 11/01/41	11/19 at 100.00	A3	1,730,336

845	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/14 at 100.00	N/R	851,185

1,475	Golden Valley, Minnesota, Revenue Bonds, Covenant Retirement Communities, Inc., Series 1999A, 5.500%, 12/01/29	12/12 at 100.00	BBB+	1,479,956

2,000	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012, 4.750%, 11/15/28 (WI/DD, Settling 9/20/12)	11/22 at 100.00	N/R	2,014,360

1,620	Moorhead, Minnesota, Senior Housing Facility Revenue Bonds, Sheyenne Crossings Project, Series 2006, 5.650%, 4/01/41	4/14 at 101.00	N/R	1,633,268

1,600	New Hope, Minnesota, Housing and Health Care Facilities Revenue Bonds, Minnesota Masonic Home North Ridge Project, Series 1999, 5.750%, 3/01/15	9/12 at 100.00	N/R	1,602,208

1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	1,106,281

2,140	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revneue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	4/17 at 100.00	N/R	2,185,838

700	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	709,513

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
260	5.000%, 5/01/23	5/19 at 102.00	N/R	269,607
680	5.000%, 11/01/23	5/19 at 102.00	N/R	705,126
700	5.500%, 11/01/32	5/19 at 102.00	N/R	722,330
330	6.000%, 5/01/47	5/19 at 102.00	N/R	347,497

1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	1,299,804
18,250	Total Long-Term Care			18,781,514

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 0.5%

$1,130	Seaway Port Authority of Duluth, Minnesota, Industrial Development Dock and Wharf Revenue Refunding Bonds, Cargill, Inc Project, Series 2004, 4.200%, 5/01/13	No Opt. Call	A	$1,153,888
	Tax Obligation/General – 10.5%

10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	12,499,300

2,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	2,326,640

1,430	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.500%, 2/01/22	2/18 at 100.00	Aa2	1,626,253

380	Independent School District 625, St. Paul, Minnesota, General Obligation Bonds, School Building Series 2011A, 4.000%, 2/01/32	2/21 at 100.00	AA+	413,828

250	Sherburn Economic Development Authority, Minnesota, General Obligation Bonds, Housing Development Series 2012C, 4.500%, 2/01/38	2/18 at 100.00	A+	256,333

	Thief River Falls Independent School District 564, Minnesota, General Obligation Bonds, Series 2012A:
2,110	4.000%, 2/01/31	2/22 at 100.00	Aa2	2,333,913
1,000	4.000%, 2/01/33	2/22 at 100.00	Aa2	1,089,630

1,250	Willmar, Minnesota, General Obligation Revenue Refunding Bonds, Rice Memorial Hospital Project, Series 2012A, 3.000%, 2/01/29	2/21 at 100.00	Aa2	1,240,675
18,420	Total Tax Obligation/General			21,786,572
	Tax Obligation/Limited – 4.7%

	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital Appreciation Series 2012A:
2,000	0.000%, 2/01/27 – AGM Insured	2/22 at 81.23	Aa2	1,128,520
2,840	0.000%, 2/01/28 – AGM Insured	2/22 at 77.70	Aa2	1,522,524

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19	No Opt. Call	AA+	2,322,440

585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32	2/17 at 100.00	Aa3	621,697

400	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2005, 5.650%, 2/01/27	2/14 at 100.00	N/R	401,812

100	Mountain Lake, Minnesota, General Obligation Tax Increment Bonds, Series 2012B, 4.200%, 2/01/29	2/18 at 100.00	A	101,405

	Pine County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2005A:
1,000	5.000%, 2/01/28	2/16 at 100.00	BBB+	1,046,400
1,890	5.000%, 2/01/31	2/16 at 100.00	BBB+	1,970,287

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Faility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26	12/17 at 100.00	AA+	548,455
11,315	Total Tax Obligation/Limited			9,663,540
	Transportation – 5.7%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	1,083,570

4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–	4,641,960

3,070	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2007B, 4.500%, 1/01/32 – NPFG Insured	1/17 at 100.00	A	3,184,173

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,192,932

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)
$1,500	5.000%, 8/01/35	8/18 at 102.00	A+	$1,648,350
10,640	Total Transportation			11,750,985
	U.S. Guaranteed – 2.4% (4)

	Andover Economic Development Authority, Minnesota, Public Facility Lease Revenue Bonds, Andover Community Center, Series 2004:
5	5.125%, 2/01/24 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	5,291
5	5.125%, 2/01/24 (Pre-refunded 2/01/14)	2/14 at 100.00	AA (4)	5,291

1,065	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/28 (Pre-refunded 2/15/14)	2/14 at 100.00	N/R (4)	1,140,903

	Marshall, Minnesota, Revenue Bonds, Weiner Memorial Medical Center, Series 2003A:
305	5.250%, 11/01/16 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	320,793
875	5.850%, 11/01/23 (Pre-refunded 11/01/13)	11/13 at 100.00	N/R (4)	926,389

2,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.500%, 7/01/25 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R (4)	2,187,080

410	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 1983A, 9.750%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	Aaa	512,357
4,665	Total U.S. Guaranteed			5,098,104
	Utilities – 15.2%

1,110	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/42	1/22 at 100.00	A–	1,242,012

45	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A, 6.100%, 10/01/30	10/12 at 100.00	A3	45,171

985	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A, 3.000%, 12/01/23	12/22 at 100.00	A1	1,006,040

5,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A3	5,649,750

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 – AMBAC Insured	1/18 at 100.00	A2	2,212,840

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	BBB+	2,149,800

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,450	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	A+	1,254,888
1,765	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	A+	1,399,380
3,000	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	2,179,740
10,500	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	7,282,275
4,770	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	A+	3,156,834
6,100	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	3,848,246
38,725	Total Utilities			31,426,976
	Water and Sewer – 0.8%
1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,598,760
$200,127	Total Municipal Bonds (cost $185,211,737)			203,953,831

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

3,472,154	Federated Minnesota Municipal Cash Trust, 0.010% (5)			$3,472,154
	Total Short-Term Investments (cost $3,472,154)			3,472,154
	Total Investments (cost $188,683,891) – 100.3%			207,425,985
	Other Assets Less Liabilities – (0.3)%			(656,729)
	Net Assets – 100%			$206,769,256

18	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$203,953,831	$—	$203,953,831
Short-Term Investments:
Money Market Funds	3,472,154	—	—	3,472,154
Total	$3,472,154	$203,953,831	$—	$207,425,985

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $188,683,891.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Minnesota Municipal Bond Fund (continued)

August 31, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$18,793,680
Depreciation	(51,586)
Net unrealized appreciation (depreciation) of investments	$18,742,094

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2012.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 99.8%

	Education and Civic Organizations – 21.3%

$990	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	$1,061,201

1,000	Douglas County Hospital Authority 2, Nebraska, Healthcare Revenue Bonds, Boys Town Project, Series 2008, 4.750%, 9/01/28	9/18 at 100.00	AA+	1,095,150

	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A:
1,000	5.600%, 7/01/25	7/20 at 100.00	A3	1,169,230
1,000	5.500%, 7/01/30	7/20 at 100.00	A3	1,143,670

665	Douglas County, Nebraska, Zoo Facilities Revenue Bonds, O’Maha’s Henry Doory Zoo Project, Refunding Series 2005, 4.750%, 9/01/24	4/15 at 100.00	A–	695,164

	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A–	699,296
410	4.000%, 4/01/32	4/22 at 100.00	A–	426,728

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Seres 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	582,040

525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	600,737

2,690	Nebraska Educational Finance Authority, Revenue Bonds, Concordia University Project, Refunding Series 2007, 5.000%, 10/01/37	10/15 at 100.00	N/R	2,705,145

	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities Refunding Series 2011:
50	4.000%, 7/01/32	1/22 at 100.00	Aa1	54,378
1,120	5.000%, 7/01/42	1/22 at 100.00	Aa1	1,286,869

1,170	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Refunding Series 2012, 4.000%, 7/01/33	7/22 at 100.00	Aa1	1,250,941

1,000	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33	5/18 at 100.00	Aa1	1,114,950

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32	5/17 at 100.00	Aa1	401,961

500	University of Nebraska, Revenue Bonds, Omaha Student Housing Project, Series 2003, 5.000%, 5/15/23	11/13 at 100.00	Aa1	526,485
13,655	Total Education and Civic Organizations			14,813,945
	Health Care – 7.1%

1,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.000%, 8/15/28	8/17 at 100.00	A2	1,120,300

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008:
275	5.750%, 11/01/28	11/18 at 100.00	BBB+	303,344
1,095	5.500%, 11/01/38	11/18 at 100.00	BBB+	1,173,709

610	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	627,263

600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/30	2/16 at 100.00	A	623,874

	Nebraska Investment Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center Project, Series 2002:
250	5.200%, 11/15/16 – RAAI Insured	11/12 at 100.00	A–	250,750
805	5.300%, 11/15/17 – RAAI Insured	11/12 at 100.00	A–	807,335
4,635	Total Health Care			4,906,575

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 0.7%

$480	Omaha Housing Authority, Nebraska, Multifamily Housing Revenue Bonds, GNMA Mortgage Backed Securities Program – Timbercreek Apartments Project, Series 2001, 5.150%, 11/20/22	10/12 at 100.00	N/R	$480,926
	Housing/Single Family – 3.9%

	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2010A:
2,000	5.700%, 9/01/31	9/20 at 100.00	AA+	2,306,220
380	6.100%, 9/01/45	9/20 at 100.00	AA+	380,000
2,380	Total Housing/Single Family			2,686,220
	Long-Term Care – 8.6%

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26	1/17 at 100.00	N/R	105,529

250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	269,415

900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	A–	1,003,905

200	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	207,746

3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	A–	3,775,798

600	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/25	9/14 at 100.00	A	610,986
5,435	Total Long-Term Care			5,973,379
	Materials – 2.8%

1,630	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (WI/DD, Settling 9/12/12) (Alternative Minimum Tax)	No Opt. Call	A	1,631,679

300	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27 (Alternative Minimum Tax)	11/12 at 101.00	A	304,116
1,930	Total Materials			1,935,795
	Tax Obligation/General – 10.4%

350	Douglas County School District 059, Nebraska, General Obligation Bonds, School Building Series 2011B, 4.700%, 12/15/32	5/16 at 100.00	AA–	385,046

1,150	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 6/15/24	No Opt. Call	AAA	1,487,169

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
1,000	4.250%, 6/15/29	6/22 at 100.00	AA–	1,115,650
1,000	3.500%, 1/15/33	1/22 at 100.00	AA–	1,024,180

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28	10/18 at 100.00	AAA	538,205

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2011A, 5.750%, 7/01/41	7/21 at 100.00	Baa1	1,069,530

375	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	Baa1	406,290

250	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	7/18 at 100.00	Baa1	281,933

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$300	Sarpy County School District 037, Nebraska, General Obligation Bonds, Gretna Public Schools, Series 2012B, 3.250%, 12/15/34	8/17 at 100.00	A+	$296,469

650	Saunders County, Nebraska, General Obligation Bonds, Series 2006, 5.000%, 11/01/30 – AGM Insured	1/13 at 100.00	AA–	652,093
6,525	Total Tax Obligation/General			7,256,565
	Tax Obligation/Limited – 13.3%

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	294,892

1,600	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,770,144

2,500	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,894,925

750	Lincoln-Lancaster County, Nebraska, Public Building Commission Tax Supported Lease Rental Revenue Building Bonds, Refunding Series 2005, 4.500%, 10/15/26	4/15 at 100.00	Aaa	785,235

915	Omaha, Nebraska, Special Obligation Bonds, Riverfront Redevelopment Project, Refunding Series 2012, 3.500%, 2/01/32	2/22 at 100.00	AA+	923,702

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	743,132

690	Omaha, Nebraska, Special Tax Redevelopment Bonds, Refunding Series 2012, 4.000%, 2/01/28	2/22 at 100.00	AA+	756,613

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/40	8/21 at 100.00	AA–	1,113,970
8,370	Total Tax Obligation/Limited			9,282,613
	U.S. Guaranteed – 2.5% (4)

195	Buffalo County, Nebraska, General Obligation Bonds, Series 2008, 6.000%, 12/15/28 (Pre-refunded 11/20/13) – AGC Insured	11/13 at 102.00	AA– (4)	212,591

500	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2009, 6.000%, 6/15/28 (Pre-refunded 1/12/14)	1/14 at 100.00	AA–(4)	539,135

250	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2003, 5.000%, 9/01/26 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (4)	261,873

750	University of Nebraska, Revenue Bonds, Lincoln Student Fees and Facilities, Series 2003, 5.000%, 7/01/22 (Pre-refunded 1/01/13)	1/13 at 100.00	Aa1 (4)	762,075
1,695	Total U.S. Guaranteed			1,775,674
	Utilities – 23.9%

760	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	831,311

2,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,077,440

585	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A2	628,606

	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 9/01/23	9/22 at 100.00	AA	1,267,370
500	3.125%, 9/01/29	9/22 at 100.00	AA	499,740

210	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.375%, 4/01/39 – BHAC Insured	4/19 at 100.00	AA+	241,143

50	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	A	58,116

500	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/33	1/18 at 100.00	A1	552,690

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,380	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A1	$2,753,345

100	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%, 1/01/41 – FGIC Insured	1/16 at 100.00	A1	105,563

500	Nebraska Utility Corporation, Facilities Revenue Refunding Bonds, Series 2010, 5.000%, 1/01/22	1/21 at 100.00	Aa1	617,840

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,000	5.500%, 2/01/33	2/18 at 100.00	Aa1	1,148,620
1,200	5.500%, 2/01/35	2/18 at 100.00	Aa1	1,367,904

500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011A, 4.000%, 2/01/18	No Opt. Call	Aa1	580,410

10	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Subordinate Lien Series 2005, 4.250%, 2/01/35 – BHAC Insured	8/15 at 100.00	AA+	10,314

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	BBB+	1,099,590

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28	12/18 at 100.00	AA–	1,749,540

1,000	Twin Valleys Public Power District, Nebraska, Electric System Revenue Bonds, Series 2011, 5.000%, 9/15/35	6/16 at 100.00	N/R	1,059,030
14,795	Total Utilities			16,648,572
	Water and Sewer – 5.3%

1,000	Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Refunding Series 2012, 4.000%, 6/15/28	6/22 at 100.00	AA+	1,116,160

1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,495,398

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
500	5.000%, 7/01/25 – AGC Insured	7/18 at 100.00	AA–	546,410
500	6.000%, 7/01/38	7/18 at 100.00	Baa2	532,920
3,395	Total Water and Sewer			3,690,888
$63,295	Total Municipal Bonds (cost $64,393,906)			69,451,152

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

698,750	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$698,750
	Total Short-Term Investments (cost $698,750)			698,750
	Total Investments (cost $65,092,656) – 100.8%			70,149,902
	Other Assets Less Liabilities – (0.8)%			(589,292)
	Net Assets – 100%			$69,560,610

24	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$69,451,152	$—	$69,451,152
Short-Term Investments:
Money Market Funds	698,750	—	—	698,750
Total	$698,750	$69,451,152	$—	$70,149,902

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $65,092,656.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Nebraska Municipal Bond Fund (continued)

August 31, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$5,116,783
Depreciation	(59,537)
Net unrealized appreciation (depreciation) of investments	$5,057,246

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2012.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 96.5%

	Education and Civic Organizations – 7.8%

$2,350	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2005A, 5.000%, 5/01/22 – RAAI Insured	5/15 at 100.00	BBB	$2,420,148

250	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Series 2009, 5.750%, 5/01/24	5/14 at 100.00	BBB	259,120

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,237,789

	Oregon State Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	694,619
500	5.250%, 10/01/24	10/21 at 100.00	A–	598,745

1,000	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Refunding Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	Baa1	1,053,780

500	Oregon State Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	544,580

1,000	Oregon State Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,177,990

	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A:
1,000	4.250%, 4/01/14	No Opt. Call	BBB+	1,040,940
250	5.000%, 4/01/17	No Opt. Call	BBB+	284,485
2,000	4.500%, 4/01/21	4/18 at 100.00	BBB+	2,184,080

200	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	218,650

1,085	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	1,171,366

350	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	A–	398,661
12,250	Total Education and Civic Organizations			13,284,953
	Health Care – 11.9%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21	7/19 at 100.00	A+	1,108,790

250	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Series 2005B, 5.000%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	270,653

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008, 7.375%, 1/01/23	1/19 at 100.00	A3	1,873,425

810	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Merle West Medical Center Project, Series 2006, 4.750%, 9/01/20 – AGC Insured	9/16 at 100.00	AA–	873,358

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA–	2,233,203

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
1,875	5.000%, 9/01/21	9/19 at 100.00	A	2,151,225
440	4.500%, 9/01/21	9/19 at 100.00	A	490,864

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Sisters of Providence Health System, Series 2004, 5.250%, 10/01/22	10/14 at 100.00	AA	1,092,730

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Oregon Health and Science University, Revenue Bonds, Series 2012A:
$750	5.000%, 7/01/25	7/22 at 100.00	A+	$897,720
125	5.000%, 7/01/26	7/22 at 100.00	A+	148,491

1,000	Oregon State Facilities Authority, Auction Rate Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	AA–	1,182,500

	Oregon State Facilities Authority, Oregon, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	A–	1,447,988
500	5.000%, 10/01/24	10/20 at 100.00	A–	559,675

	Oregon State Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	A+	2,217,140
1,000	4.750%, 3/15/24	3/20 at 100.00	A+	1,111,360

375	Oregon State Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA	453,041

450	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2006A, 5.000%, 8/15/27	8/16 at 100.00	A+	479,849

1,510	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23	8/18 at 100.00	A+	1,754,031
17,735	Total Health Care			20,346,043
	Housing/Multifamily – 4.2%

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
750	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	802,950
500	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	537,780

	Oregon State Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,500	4.350%, 7/01/27	7/22 at 100.00	AA–	1,600,995
725	4.700%, 7/01/33	7/22 at 100.00	AA–	778,889

705	Portland Housing Authority, Oregon, Housing Revenue Refundign Bonds, Yards at Union Station Project, Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	750,578

	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A:
880	5.125%, 4/01/16	No Opt. Call	A+	1,006,949
1,355	6.250%, 4/01/23	4/18 at 100.00	A+	1,621,813
6,415	Total Housing/Multifamily			7,099,954
	Housing/Single Family – 0.7%

215	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2004A, 4.050%, 1/01/18	7/13 at 100.00	Aa2	218,799

950	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2008D, 4.750%, 7/01/22	1/18 at 100.00	Aa2	1,043,870
1,165	Total Housing/Single Family			1,262,669
	Long-Term Care – 3.0%

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Robison Jewish Home, DBA Cedar Sinia Park, Series 2005, 5.125%, 10/01/24	10/15 at 100.00	N/R	1,006,470

1,900	Multnomah County Hospital Facility Authority, Oregon, Revenue Bonds, Terwillger Plaza Project, Series 1999, 6.500%, 12/01/29	12/12 at 100.00	BBB	1,903,135

1,000	Multnomah County Hospital Facility Authority, Oregon, Revenue Bonds, Terwillger Plaza Project, Series 2006A, 5.250%, 12/01/26	12/16 at 100.00	BBB	1,039,620

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	584,293

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)
$550	5.750%, 5/15/27	5/22 at 100.00	N/R	$599,253
5,000	Total Long-Term Care			5,132,771
	Tax Obligation/General – 38.6%

	Beaverton School District 48J, Washington County, Oregon, General Obligation Bonds, Series 2004A:
1,600	5.000%, 6/01/14 – AGM Insured	No Opt. Call	Aa1	1,730,272
1,500	5.000%, 6/01/16 – AGM Insured	12/14 at 100.00	Aa1	1,650,180

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa1	677,600
655	4.500%, 2/01/20	No Opt. Call	Baa1	748,265
280	5.000%, 2/01/21	No Opt. Call	Baa1	328,076

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,181,440
800	4.500%, 6/15/20	No Opt. Call	AA+	980,200

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24	6/18 at 100.00	AA+	1,216,080

	City of The Dalles, Wasco County, Oregon, General Obligation Bonds, Series 2008:
130	4.000%, 6/01/17	No Opt. Call	A+	146,769
140	4.000%, 6/01/18	No Opt. Call	A+	160,381
75	4.000%, 6/01/19	6/18 at 100.00	A+	84,867

1,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA	1,293,518

1,975	Clackamas County School District 115, Oregon, General Obligation Bond, Series 2006B, 4.500%, 6/15/21 – NPFG Insured	6/16 at 100.00	AA+	2,198,965

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 – AGM Insured	6/17 at 100.00	AA+	808,053
3,665	5.000%, 6/15/21 – AGM Insured	6/17 at 100.00	AA+	4,306,516
3,135	5.000%, 6/15/22 – AGM Insured	6/17 at 100.00	AA+	3,674,189

1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,234,170

525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	648,648

1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	682,790

1,755	Deschutes County, Oregon, General Obligation Bonds, Series 2002, 5.000%, 12/01/14 – AGM Insured	12/12 at 100.00	Aa2	1,775,867

3,030	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Deffered Interest Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,363,036

965	Forest Grove School District 15, Washington County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	662,135

1,000	Hillsboro School District 1J, Washington, Multnomah and Yamhill Counties, Oregon, General Obligation Refunding Bonds, Series 1998, 5.000%, 11/01/14	No Opt. Call	Aa2	1,099,610

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – NPFG Insured	No Opt. Call	Aa1	1,251,050

870	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	956,313

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	$261,434

1,500	Lane Community College, Oregon, General Obligation Bonds, Series 2012, 4.000%, 6/15/20	No Opt. Call	AA+	1,747,920

1,305	Marion-Clackamas Counties School District 4J, Oregon, General Obligation Bonds, Series 2007, 4.500%, 6/15/22 – NPFG Insured	6/16 at 100.00	Aa1	1,429,145

1,000	McMinnville School District 40, Yamhill County, Oregon, General Obligation Bonds, Series 2001, 5.500%, 6/15/13 – AGM Insured	No Opt. Call	Aa3	1,041,580

1,000	Metro, Oregon, General Obligation Bonds, Series 2002, 5.250%, 9/01/14	9/12 at 100.00	AAA	1,000,000

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20	6/17 at 100.00	AAA	1,914,225

1,000	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,211,910

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	AA–	141,259

1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,869,930

	Oregon State, General Obligation Bonds, Alterrnative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	644,490
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	673,344
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	117,669

455	Pacific City Joint Water-Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	486,877

1,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	1,067,840

1,250	Redmond School District 2J, Deshutes and Jefferson Counties, Oregon, General Obligation Bonds, Series 2004A, 5.000%, 6/15/13 – NPFG Insured	No Opt. Call	Aa1	1,296,888

	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	267,288
200	4.250%, 6/01/23	6/19 at 100.00	A1	220,772
500	4.625%, 6/01/29	6/19 at 100.00	A1	544,510

340	Redmond, Oregon, Full Faith and Credit Refunding Obligations, Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	A1	375,139

635	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	497,624

	Sandy, Clackamas County, Oregon, General Obligation Bonds, Series 2010:
190	4.000%, 6/01/15	6/14 at 100.00	AA	200,705
150	4.000%, 6/01/16	6/14 at 100.00	AA	158,253
210	4.000%, 6/01/17	6/14 at 100.00	AA	221,170
240	4.000%, 6/01/18	6/14 at 100.00	AA	251,988
100	4.000%, 6/01/19	6/14 at 100.00	AA	104,609

1,030	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Bonds, Series 2000, 0.000%, 6/15/14	No Opt. Call	Aa3	1,002,901

1,000	Tigard-Tualatin School District 23J, Washington and Clackamas Counties, Oregon, General Obligation Refunding Bonds, Series 2001, 5.500%, 6/01/13 – FGIC Insured	No Opt. Call	Aa2	1,039,650

960	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Series 1998, 5.750%, 3/01/13 – NPFG Insured	No Opt. Call	Aa1	986,563

1,540	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 1998, 5.250%, 7/01/14 – NPFG Insured	No Opt. Call	Aa3	1,665,926

1,080	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/14 – AGM Insured	No Opt. Call	AA–	1,179,457

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,525	Washington County, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/01/22	6/16 at 102.00	Aa1	$1,770,251

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 – NPFG Insured	6/17 at 100.00	Aa2	2,903,116

	West Valley Fire District, Oregon, General Obligation Bonds, Series 2010:
120	3.000%, 2/01/13	No Opt. Call	N/R	120,774
125	3.000%, 2/01/14	No Opt. Call	N/R	127,453
125	3.000%, 2/01/15	No Opt. Call	N/R	128,680
130	3.500%, 2/01/16	No Opt. Call	N/R	136,676
135	4.000%, 2/01/17	No Opt. Call	N/R	146,125
140	4.000%, 2/01/18	No Opt. Call	N/R	152,919
145	4.000%, 2/01/19	No Opt. Call	N/R	158,520

	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Refunding Series 2005:
1,260	5.250%, 6/15/15 – FGIC Insured	No Opt. Call	Aa1	1,422,049
1,835	5.250%, 6/15/16 – FGIC Insured	No Opt. Call	Aa1	2,145,647

1,005	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 – AGM Insured	6/17 at 100.00	Aa1	1,161,649
60,155	Total Tax Obligation/General			65,853,915
	Tax Obligation/Limited – 11.3%

1,060	Oregon Department of Administrative Services, Certificates of Participation, Series 2006A, 5.000%, 11/01/18 – NPFG Insured	11/16 at 100.00	AA	1,221,629

1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25	5/19 at 100.00	AA	1,699,965

1,055	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	1,227,788

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/21	5/19 at 100.00	AAA	1,206,730

2,655	Portland, Oregon, Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	3,048,498

1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,192,190

2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,345,117

280	Seaside Urban Renewal Agency, Clatsop County, Oregon, Greater Seaside Urban Renewal Area Revenue Bonds, Series 2006, 4.750%, 6/01/15	No Opt. Call	N/R	295,700

	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25	10/21 at 100.00	A1	1,208,780
1,435	5.000%, 10/01/26	10/21 at 100.00	A1	1,722,545

2,305	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Senior Lien Payroll Tax, Series 2012A, 5.000%, 9/01/24	9/22 at 100.00	AAA	2,899,897

1,015	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/20	No Opt. Call	BBB+	1,151,315
16,335	Total Tax Obligation/Limited			19,220,154
	Transportation – 3.3%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,167,400

250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	296,618

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–	1,177,070

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A:
$865	4.000%, 7/01/17	No Opt. Call	A	$970,815
1,500	5.000%, 7/01/26	7/21 at 100.00	A	1,733,745

215	Redmond, Oregon, Airport Revenue Bonds, Series 2009, 5.500%, 6/01/24	6/19 at 100.00	Baa3	235,496
4,830	Total Transportation			5,581,144
	U.S. Guaranteed – 5.7% (4)

2,170	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 1998, 5.500%, 6/01/13 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	2,256,518

	Clackamas County School District 86, Oregon, General Obligation Bonds, Series 2005:
1,000	5.000%, 6/15/18 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (4)	1,129,380
1,305	5.000%, 6/15/21 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA+ (4)	1,473,841

1,000	Linn County Community School District 9, Lebanon, Oregon, General Obligation Bonds, Series 2001, 5.550%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured	6/13 at 100.00	AA+ (4)	1,042,380

1,010	Medford Urban Renewal Agency, Jackson County, Oregon, Tax Revenue Bonds, Urban Redevelopment Refunding Series 2002, 4.500%, 6/01/13 (ETM)	1/13 at 101.00	A– (4)	1,030,523

1,010	Oregon Health and Science University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	A+ (4)	1,026,796

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2002A, 5.500%, 11/15/16 (Pre-refunded 11/15/12)	11/12 at 100.00	AAA	1,010,970

700	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2005A, 5.000%, 11/15/24 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	771,855
9,195	Total U.S. Guaranteed			9,742,263
	Utilities – 1.2%

885	Northern Wasco County Peoples Utility District, Wasco County, Oregon, McNary Dam Fishway Hydroelectric Project Revenue Bonds, Refunding Series 2012, 5.000%, 12/01/23	No Opt. Call	AA–	1,101,949

800	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	BBB+	907,592
1,685	Total Utilities			2,009,541
	Water and Sewer – 8.8%

820	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2006, 5.000%, 11/01/21 – NPFG Insured	11/16 at 100.00	AA	922,787

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22	11/18 at 100.00	AA	1,758,855

	Lebanon, Oregon, Wastewater Revenue Bonds, Refunding Series 2010:
165	4.000%, 3/01/17 – AGM Insured	No Opt. Call	AA–	185,736
435	4.000%, 3/01/18 – AGM Insured	No Opt. Call	AA–	497,744

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24	6/18 at 100.00	AA	1,137,690

1,175	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/23 – NPFG Insured	6/16 at 100.00	AA	1,331,698

2,000	Portland, Oregon, Water System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/15	No Opt. Call	Aaa	2,245,020

500	Portland, Oregon, Water System Revenue Bonds, Second Lien Series 2006A, 4.375%, 10/01/24 – NPFG Insured	10/16 at 100.00	Aa1	540,715

1,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 5.000%, 7/01/25 – AGC Insured	7/18 at 100.00	AA–	1,639,230

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Redmond, Oregon, Water Revenue Bonds, Series 2010:
$450	4.500%, 6/01/25	6/20 at 100.00	A1	$514,503
5	4.500%, 6/01/30	6/20 at 100.00	A1	5,646

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	348,251

1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA–	1,759,367

1,000	Washington County, Oregon, Clean Water Services Sewer Revenue Bonds, Senior Lien Series 2004, 5.000%, 10/01/14 – NPFG Insured	No Opt. Call	AA	1,096,000

900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	1,079,829
13,210	Total Water and Sewer			15,063,071
$147,975	Total Municipal Bonds (cost $150,860,607)			164,596,478

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 2.7%

4,641,424	First American Tax Free Obligations Fund, Class Z, 0.000% (5)			$4,641,424
	Total Short-Term Investments (cost $4,641,424)			4,641,424
	Total Investments (cost $155,502,031) – 99.2%			169,237,902
	Other Assets Less Liabilities – 0.8%			1,409,862
	Net Assets – 100%			$170,647,764

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$164,596,478	$—	$164,596,478
Short-Term Investments:
Money Market Funds	4,641,424	—	—	4,641,424
Total	$4,641,424	$164,596,478	$—	$169,237,902

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

August 31, 2012

funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $155,502,031.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$13,735,871
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$13,735,871

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	The rate shown is the annualized seven-day effective yield as of August 31, 2012.

N/R	Not rated.

(ETM)	Escrowed to maturity.

34	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2012